Geographical Information	12 Months Ended
Sep. 30, 2022
Mariadb Corporation Ab
Geographical Information
Geographical Information

Note 17. Geographical Information

The following table sets forth long-lived assets, which primarily include property and equipment, net, and operating lease right-of-use assets by geographic location:

	As of September 30,
	2022	2021
United States	$1,303	$1,876
Bulgaria	123	317
Finland	131	355
Other counties	41	23
Total long-lived assets	$1,598	$2,571